As filed with the Securities and Exchange Commission on February 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Victoria 1522 Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 71.9%
	BRAZIL - 12.4%
16,600	Banco do Brasil S.A.	$ 104,497
15,200	Cia Vale do Rio Doce	155,715
9,100	Fertilizantes Fosfatados S.A.	43,588
21,550	Petroleo Brasileiro S.A.	211,065
20,100	TRISUL S.A.	21,548
9,700	Usinas Siderurgicas de Minas Gerais S.A.	107,524
		643,937

	CHILE - 1.0%
2,200	Sociedad Quimica y Minera de Chile S.A.	53,614

	CHINA - 31.8%
28,000	Angang Steel Co., Ltd.	31,670
61,000	Asia Cement China Holdings Corp.*	30,602
45,500	Byd Co., Ltd.	75,031
87,360	Chaoda Modern Agriculture Holdings Ltd.	56,649
200,000	China Aoyuan Property Group Ltd.	26,913
100,000	China Construction Bank Corp.	55,898
33,000	China Green Holdings Ltd.	26,286
21,000	China Huiyuan Juice Group Ltd.	26,335
64,000	China Merchants Bank Co., Ltd.	119,665
8,000	China Mobile Ltd.	81,195
580,000	China Molybdenum Co., Ltd.	266,883
484,000	China Rare Earth Holdings Ltd.	54,400
15,500	China Shenhua Energy Co., Ltd.	33,149
110,000	CNOOC Ltd.	104,557
83,000	Great Wall Motor Co., Ltd.	28,720
172,000	Qingling Motors Co.	17,064
522,500	Wuyi International Pharmaceutical Co., Ltd.	49,201
158,000	Yanzhou Coal Mining Co., Ltd.	117,651
740,000	Zijin Mining Group Co., Ltd.	453,528
		1,655,397

	CROATIA - 0.4%
600	Hrvatski Telekom dd	22,541

	GREAT BRITAIN - 1.0%
11,200	Eurasian Natural Resources Corp.	53,591

	INDONESIA - 1.5%
96,000	Bank Central Asia Tbk P.T.	28,806
188,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	51,340
		80,146

	ISRAEL - 1.0%
1,100	Elbit Systems Ltd.	51,128

	KAZAKHSTAN - 1.7%
6,300	KazakhGold Group Ltd.*	24,995
5,000	KazMunaiGas Exploration Production	63,391
		88,386

	LEBANON - 0.4%
300	Blom Bank S.A.L.	21,600

	MALAYSIA - 0.3%
30,700	IJM Plantations Bhd	17,151

	MEXICO - 2.4%
10,200	Industrias Penoles S.A.B. de C.V.	123,223

	PHILIPPINES - 1.1%
1,200	Philippine Long Distance Telephone Co.	56,358

	QATAR - 0.9%
1,700	Industries Qatar	46,956

	RUSSIAN FEDERATION - 1.3%
5,300	Polyus Gold Co.	66,250

	SOUTH AFRICA - 5.9%
9,700	African Rainbow Minerals Ltd.	117,510
4,800	Harmony Mining Co., Ltd.*	51,509
11,000	Illovo Sugar Ltd.	27,456
4,500	MTN Group Ltd.	53,153
36,000	Rainbow Chicken Ltd.	58,500
		308,128

	SOUTH KOREA - 4.1%
400	Hyundai Mobis	20,385
1,800	Hyundai Steel Co.	55,548
445	POSCO	135,045
		210,978

	TAIWAN - 4.7%
36,000	Chunghwa Telecom Co., Ltd.	56,797
4,000	HTC Corp.	40,182
5,000	Largan Precision Co., Ltd.	31,233
5,000	MediaTek, Inc.	33,856
60,000	Taiwan Semiconductor Manufacturing Co., Ltd.	81,915
		243,983

	TOTAL COMMON STOCKS
	(Cost $3,496,195)	3,743,367

	SHORT-TERM INVESTMENTS - 31.4%
1,632,978	UMB Money Market Fiduciary, 0.21%	1,632,978

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,632,978)	1,632,978

	TOTAL INVESTMENTS - 103.3%
	(Cost $5,129,173)	5,376,345
	Liabilities less other assets - (3.3)%	(173,573)
	TOTAL NET ASSETS - 100.0%	$ 5,202,772

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
Summary of Investments by Industry
December 31, 2008 (Unaudited)

Industry	Percent of Net Assets
Steel	14.5%
Precious Metals	11.5%
Other Metals/Minerals	5.7%
Regional Banks	4.3%
Integrated Oil	4.1%
Agricultural Commodities/Milling	2.9%
Coal	2.9%
Chemicals: Agricultural	2.8%
Wireless Telecommunications	2.6%
Semiconductors	2.2%
Electronic Components	2.0%
Oil & Gas Production	2.0%
Major Banks	2.0%
Major Telecommunications	1.5%
Oil & Gas	1.2%
Food: Meat/Fish/Dairy	1.1%
Specialty Telecommunications	1.1%
Industrial Specialties	1.0%
Aerospace & Defense	1.0%
Pharmaceuticals: Other	0.9%
Motor Vehicles	0.9%
Telecommunications Equipment	0.8%
Construction Materials	0.6%
Food: Specialty/Candy	0.5%
Real Estate Development	0.5%
Beverages: Non-Alcoholic	0.5%
Homebuilding	0.4%
Industrial Machinery	0.4%
Total Long-Term Investments	71.9%

Short-Term Investments	31.4%
Total Investments	103.3%
Liabilities less other assets	-3.3%

Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
December 31, 2008

Note 1 – Organization:
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Security Valuation
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At December 31, 2008, the Fund had the following forward contracts outstanding:

FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008

	Contract Amount				Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain / (Loss)

January 5, 2009	163,913	HKD	$21,152	USD	$21,150	($2)
January 5, 2009	1,435,215	MXN	103,500	USD	103,637	$137
January 7, 2009	420,653	ZAR	44,951	USD	45,500	$549
Total						$684

Note 3 – Federal Income Tax Information
At December 31, 2008, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Victoria 1522 Fund

Cost of investments	$ 5,129,173

Unrealized appreciation	430,379
Unrealized depreciation	(182,859)
Net unrealized appreciation on investments and foreign currency translations	$ 247,520

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,898,427
Level 2 - Other Significant Observable Inputs	3,477,918
Level 3 - Significant Unobservable Inputs	-
Total Market Value of Investments	$5,376,345

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	February 25, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	February 25, 2009

* Print the name and title of each signing officer under his or her signature.